BORROWINGS (Short-Term Borrowings) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term credit bank borrowings	$ 90,443,007	$ 68,821,014
Interest rate on short-term bank borrowings	6.80%	6.40%
Bank Facilities [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity of credit line	8,500,000	18,200,000
Debt Guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xinag Xu [Member]
Short-term Debt [Line Items]
Short-term credit bank borrowings	27,389,890	28,080,770
Debt Guaranteed by Daqo Group and Third Party [Member]
Short-term Debt [Line Items]
Short-term credit bank borrowings	11,278,190	11,562,670
Short-term Credit Borrowings [Member]
Short-term Debt [Line Items]
Short-term credit bank borrowings	$ 51,774,927	$ 29,177,574